INCOME TAXES - Schedule of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	$ (18,240)	$ (9,596)	$ (8,665)
Non-U.S.	(78,755)	17,857	33,389
(Loss) income before provision for income taxes	$ (96,995)	$ 8,261	$ 24,724